STOCKHOLDERS' EQUITY (Details)	Dec. 02, 2021 $ / shares shares	Oct. 04, 2021	Dec. 31, 2020 $ / shares shares
STOCKHOLDERS' EQUITY
Preferred stock authorized	1,000,000		1,000,000
Preferred stock, par value | $ / shares	$ 0.0001		$ 0.0001
Preferred stock issued	0		0
Preferred stock outstanding	0		0
Common Class A [Member]
STOCKHOLDERS' EQUITY
Common stock shares authorized	200,000,000		200,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001		$ 0.0001
Common Stock Voting Rights	one vote for each share
Common stock shares issued	832,500		7,906,250
Common stock shares outstanding (in shares)	832,500		7,906,250
Conversion ratio		0.01
Common Class B [Member]
STOCKHOLDERS' EQUITY
Common stock shares authorized	20,000,000		20,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001		$ 0.0001
Common stock shares issued	7,906,250		7,906,250
Common stock shares outstanding (in shares)	7,906,250		7,906,250